FAIR VALUE MEASUREMENT (Details 2) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial instrument measured on a basis other than fair value [Abstract]
Fair value at the end of the period	$ (27,025)	$ (9,083)
SeniorNotes And Convertible Senior Debentures [Member]
Financial instrument measured on a basis other than fair value [Abstract]
Fair value at the end of the period	(569)	(1,778)
Senior Note Issues [Member]
Financial instrument measured on a basis other than fair value [Abstract]
Fair value at the end of the period	$ (26,456)	$ (7,305)